COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	Oct. 23, 2025	Oct. 22, 2025	Jul. 22, 2025	Jul. 15, 2024	Mar. 31, 2026	Oct. 03, 2025	Sep. 08, 2025	Jul. 15, 2025	Mar. 31, 2025	Mar. 10, 2025	Jan. 27, 2025	Jan. 23, 2025	Jan. 21, 2025	Dec. 20, 2024	Jul. 31, 2024	Jul. 26, 2024	May 27, 2024
IfrsStatementLineItems [Line Items]
Number of shares, issued			2,250,000		29,100,941	62,074	201,950,104		22,993,763			2,250,000	731,707	2,347,134
Proceeds from exercise of warrants	$ 13,837,500	$ 13,837,500	$ 11,542,500
Number of shares outstanding					29,100,941		201,950,104		22,993,763					2,583,820
Post share consolidation, shares							22,088,293
Convertible loan notes					$ 0			$ 4,350,000					$ 3,000,000	$ 5,101,781
Issued capital					$ 11,641				$ 1,150	$ 13,000,000	$ 130
Par value per share												$ 0.00005		$ 2.17
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding					410
Par value per share					$ 0.00005
Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued							176,706,341
Number of shares outstanding							176,706,341
Issued capital																$ 50,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Issued capital																$ 50,000
Tranche Two [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued		18,000,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding																	4,170,520
Post share consolidation, shares						7,759
Issued capital																	$ 8,000,000
Warrants [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares, issued															4,170,520
Number of shares outstanding				10,172
Description of conversion of equity				one (1) DSL Private Warrant for four hundred and ten (410) warrants of the Company (“Private Warrants”)
Warrants [member] | Tranche One [member]
IfrsStatementLineItems [Line Items]
Exercise price			$ 5.13									$ 5.13
Number of shares, issued			2,250,000									2,250,000
Warrants [member] | Tranche Two [member]
IfrsStatementLineItems [Line Items]
Exercise price		$ 6.16										$ 0.77
Number of shares, issued		2,250,000										18,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding														2,583,820
Ordinary shares [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				16,756
Description of conversion of equity				one (1) ordinary share of DSL for four hundred and ten (410) Ordinary Shares of the Company (“Ordinary Shares”)
Ordinary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised																960,000,000
Par value per share																$ 0.00005
Ordinary shares [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised																480,000,000
Par value per share																$ 0.0001
Series A preference shares [member] | Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				3,151
Description of conversion of equity				one (1) series A preferred share of DSL for four hundred and ten (410) Preferred Shares of the Company (“Preferred Shares”)
Preferred shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised																40,000,000
Par value per share																$ 0.00005
Preferred shares [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of shares authorised																20,000,000
Par value per share																$ 0.0001